SHARE CAPITAL (Schedule of Options Granted to Employees and Non-employees) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share Options [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	578,133	615,310
Exercise price range, minimum	$ 10.218	$ 6.04
Exercise price range, maximum	$ 10.31	$ 6.66
Vesting period	4 years	4 years
Expiration period	10 years	10 years
Share Options [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount		4,800
Exercise price range, maximum		$ 6.34
Vesting period		4 years
Expiration period		10 years
RSUs [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	192,713	5,000
Vesting period	4 years	4 years